Reorganization and Fresh Start Accounting (Tables)	9 Months Ended
Sep. 30, 2021
Reorganizations [Abstract]
Schedule of Reconciliation of Enterprise Value and Reorganization Value
The reorganization value represents the fair value of the Successor’s and Finco’s total assets and was derived from the enterprise value, which represents the estimated fair value of an entity’s long-term debt and equity. As set forth in the Plan, the enterprise value of the reorganized Debtors was estimated to be in the range of $1.1 billion to $1.6 billion with a midpoint of $1.3 billion. The enterprise value range was determined by using a discounted cash flow analysis and a peer group trading analysis, excluding unrestricted cash at emergence. Based on the estimates and assumptions discussed above, we estimated the enterprise value to be the midpoint of the range of estimated enterprise value of $1.3 billion.
The following table reconciles the enterprise value to the Successor equity as of the Effective Date:

February 5, 2021
Enterprise Value	$1,300,300
Plus: Cash and cash equivalents	111,968
Less: Fair value of debt	(393,500)

Fair Value of Successor Equi ty	$1,018,768

The following table reconciles the enterprise value to the reorganization value as of the Effective Date:

February 5, 2021
Enterprise Value	$1,300,300
Plus: Cash and cash equivalents	111,968
Plus: Non-interest bearing current liabilities	185,410
Plus: Non-interest bearing non-current liabilities	108,268

Reorganization value of Successor assets	$1,705,946

Schedule of Fresh Start Balance Sheet
The following table reflects the reorganization and application of ASC 852 on our condensed consolidated balance sheet as of February 5, 2021:

	Predecessor	Reorganization Adjustments		Fresh Start Adjustments		Successor
ASSETS
Current assets
Cash and cash equivalents	$317,962	$(205,994	)(a)	$—		$111,968
Accounts receivable, net	189,207	—		—		189,207
Taxes receivable	32,556	—		—		32,556
Prepaid expenses and other current assets	63,056	(20,302	)(b)	(10,073	)(m)	32,681

Total current assets	602,781	(226,296)		(10,073)		366,412

Intangible assets	—	—		113,389	(n)	113,389
Property and equipment, at cost	4,787,661	—		(3,631,936	)(o)	1,155,725
Accumulated depreciation	(1,221,033)	—		1,221,033	(o)	—

Property and equipment, net	3,566,628	—		(2,410,903)		1,155,725

Other assets	69,940	10,983	(c)	(10,503	)(m)	70,420

Total assets	$4,239,349	$(215,313)		$(2,318,090)		$1,705,946

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	$89,215	$(7,266	)(d)	$—		$81,949
Accrued payroll and related costs	35,615	—		—		35,615
Taxes payable	34,211	—		—		34,211
Other current liabilities	64,943	21,305	(e)	(52,613	)(m)	33,635

Total current liabilities	223,984	14,039		(52,613)		185,410

Long-term debt	—	352,054	(f)	41,446	(p)	393,500
Deferred income taxes	9,303	(17,328	)(g)	29,550	(q)	21,525
Other liabilities	108,489	4,659	(h)	(26,405	)(m)	86,743
Liabilities subject to compromise	4,143,812	(4,143,812	)(i)	—		—

Total liabilities	4,485,588	(3,790,388)		(8,022)		687,178
Shareholders’ equity
Common stock (Predecessor)	2,511	(2,511	)(j)	—		—
Common stock (Successor)	—	1	(k)	—		1
Additional paid-in capital (Predecessor)	815,505	(815,505	)(j)	—		—
Additional paid-in capital (Successor)	—	1,018,767	(k)	—		1,018,767
Accumulated deficit	(1,006,351)	3,374,323	(l)	(2,367,972	)(r)	—
Accumulated other comprehensive loss	(57,904)	—		57,904	(s)	—

Total shareholders’ equity	(246,239)	3,575,075		(2,310,068)		1,018,768

Total liabilities and equity	$4,239,349	$(215,313)		$(2,318,090)		$1,705,946

Reorganization Adjustments

(a)	Represents the reorganization adjustment to cash and cash equivalents:

Proceeds from Rights Offering	$200,000
Proceeds from the Revolving Credit Facility, net of issuance costs	167,361
Transfer of cash from restricted cash	300
Payment of professional service fees	(23,261)
Payment of the pre-petition revolving credit facility principal and accrued interest	(550,019)
Deconsolidation of NHUK	(300)
Payment of recurring debt fees	(75)

Change in cash and cash equivalents	$(205,994)

(b)	Represents the reorganization adjustment for the following:

Payment of professional service fees from escrow	$(12,380)
Payment of Paragon litigation settlement form escrow	(7,700)
Transfer of restricted cash to cash	(300)
Adjustment to miscellaneous receivables related to the deconsolidation of NHUK upon emergence	78

Change in prepaid expenses and other current assets	$(20,302)

(c)
Adjustments to other assets relates to capitalization of long-term debt issuance costs related to the Revolving Credit Facility of $11.1 million and the impact of reorganization adjustments on deferred tax assets of $(0.1) million.

(d)	Adjustments to accounts payable related to the payment of professional fees $(15.2) million and the reinstatement of trade payables from liabilities subject to compromise of $8.0 million.

(e)	Adjustment of $21.3 million to other current liabilities related to the reinstatement of liabilities subject to compromise.

(f)	Represents $352.1 million of outstanding borrowings, net of financing costs, under the Second Lien Notes and Revolving Credit Facility.

(g)	Represents the write-off of $(17.3) million deferred income taxes as the result of the Company’s internal restructuring.

(h)	Represents cancellation of $(0.1) million cash-based compensation plans and the reinstatement of $4.7 million right-of-use lease liabilities.

(i)	Liabilities subject to compromise settled or reinstated in accordance with the Plan and the resulting gain were determined as follows:

4.900% senior notes due Aug. 2020	$62,535
4.625% senior notes due Mar. 2021	79,937
3.950% senior notes due Mar. 2022	21,213
7.750% senior notes due Jan. 2024	397,025
7.950% senior notes due Apr. 2025	450,000
7.875% senior notes due Feb. 2026	750,000
6.200% senior notes due Aug. 2040	393,597
6.050% senior notes due Mar. 2041	395,000
5.250% senior notes due Mar. 2042	483,619
8.950% senior notes due Apr. 2045	400,000
5.958% revolving credit facility maturing Jan. 2023	545,000
Accrued and unpaid interest	110,300
Protection and indemnity insurance liabilities	25,669
Accounts payable and other payables	8,163
Estimated loss on litigation	15,700
Lease liabilities	6,054

Total consolidated liabilities subject to compromise	4,143,812
Issuance of Successor common stock	(854,909)
Issuance of Successor warrants to certain Predecessor creditors	(141,029)
Payment of the pre-petition revolving credit facility principal and accrued interest	(550,020)
Payment of Paragon litigation settlement from escrow	(7,700)
Reinstatement of Transocean litigation liability	(8,000)
Reinstatement of protection and indemnity insurance liabilities	(11,791)
Reinstatement of trade payables and right-of-use lease liabilities	(14,216)

Gain on settlement of liabilities subject to compromise	$2,556,147

(j)	Represents the cancellation of the Predecessor’s common stock of $(2.5) million and Additional paid-in capital of $(815.5) million.

(k)	Represents the reorganization adjustments to common stock and additional paid in capital:

Par value of 50 million shares of new common stock issued	$1
Capital in excess of par value of 50 million issued and authorized shares of new common stock issued	875,931
Fair value of new warrants issued	142,836

Total Successor equity issued on the Effective Date	$1,018,768

(l)	Represents the reorganization adjustments to accumulated deficit:

Gain on settlement of liabilities subject to compromise	$2,556,147
Professional fees and success fees	(15,017)
Write-off of unrecognized share-based compensation	(4,406)

Reorganization items, net	2,536,724
Cancellation of Predecessor common stock and additional paid-in capital	820,299
Cancellation of Predecessor cash and equity compensation plans	2,183
Issuance of Successor warrants to Predecessor equity holders	(1,807)
Deconsolidation of NHUK	(222)
Recognition of recurring debt fees	(75)
Tax impacts of reorganization	17,221

Net impact to Accumulated Deficit	$3,374,323

Fresh Start Adjustment
s

(m)	Reflects adjustments to capitalized deferred costs, deferred revenue and pension balances due to the application of fresh start accounting as follows:

	Prepaid expenses and other current assets	Other assets	Other current liabilities	Other liabilities
Deferred contract assets and revenues	$(10,073)	$(2,616)	$(52,616)	$(20,320)
Write-off of certain financing costs	—	(6,238)	—	—
Pension assets and obligations	—	(1,010)	3	(6,085)
Fair value adjustments to other assets	—	(639)	—	—

	$(10,073)	$(10,503)	$(52,613)	$(26,405)

(n)	Reflects the fair value adjustment of $113.4 million to record an intangible asset for favorable contracts with customers.

(o)	Reflects the fair value adjustment of $2.4 billion to property and equipment of the Predecessor. The following table presents a comparison of the historical and new fair values upon emergence:

	Historical Value	Fair Value
Drilling equipment and facilities	$4,355,384	$1,070,931
Construction in progress	231,626	75,159
Other	200,651	9,635
Less: accumulated depreciation	(1,221,033)	—

Property and equipment, at cost	$3,566,628	$1,155,725

(p)	Reflects a fair value adjustment of $41.4 million to the carrying value of the Second Lien Notes due to application of fresh start accounting.

(q)	New deferred tax balances of $29.6 million were established for favorable contracts with customers due to application of fresh start accounting.

(r)
The following table summarizes the cumulative impact of the fresh start adjustments, as discussed above, the elimination of the Predecessor’s accumulated other comprehensive loss, and the adjustments required to eliminate accumulated deficit:

Fair value adjustment to Prepaid and other current assets	$(10,073)
Fair value adjustment to Intangible assets	113,389
Fair value adjustment to Property and equipment, net	(2,410,903)
Fair value adjustment to Other assets	(10,503)
Fair value adjustment to Other current liabilities	52,613
Fair value adjustment to Long-term debt	(41,446)
Fair value adjustment to Deferred income taxes	(9,829)
Fair value adjustment to Other liabilities	26,405
Derecognition of Predecessor Accumulated other comprehensive loss	(57,904)

Total fresh start adjustments included in Reorganization items, net	(2,348,251)
Tax impact of fresh start adjustments	(19,721)

Net change in accumulated deficit	$(2,367,972)

(s)	Reflects $57.9 million for the derecognition of Predecessor Accumulated other comprehensive loss through Reorganization items, net.